Variable Interest Entities and Securitizations (Consolidated Assets of Consolidated VIEs as well as Total Assets and Maximum Exposure to Loss for Significant Unconsolidated VIEs) (Detail) - JPY (¥)
¥ in Billions
	Mar. 31, 2019	Mar. 31, 2018
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	¥ 6,048	¥ 5,868
Significant unconsolidated VIEs- Total assets	1,350	1,969
Significant unconsolidated VIEs- Maximum exposure to loss	418	538
Asset-backed commercial paper/loan programs
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	2,249	2,185
Asset-backed securitizations
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	571	627
Significant unconsolidated VIEs- Total assets	70	78
Significant unconsolidated VIEs- Maximum exposure to loss	8	5
Investments in securitization products
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	372	374
Investment funds
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	2,836	2,661
Significant unconsolidated VIEs- Total assets	1,280	1,891
Significant unconsolidated VIEs- Maximum exposure to loss	410	533
Trust arrangements and other
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	¥ 20	¥ 21